Discontinued Operations, Statutory Information (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - NYSDFS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statutory Information [Abstract]
Dividends that may be paid without approval	$ 0
Amount of dividend declared or paid	0	$ 0
Statutory capital and (deficit) surplus	(1,072)	4,769
Statutory loss	$ (6,244)	$ (9,559)